Share Repurchase Program (Details) Share data in Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011 CNY	Sep. 30, 2011 ADSs	Dec. 31, 2011 ADSs USD ($)	Sep. 30, 2011 ADSs Maximum USD ($)
Share Repurchase Program
Repurchase amount authorized				$ 100,000,000
Period over which shares repurchased (in months)		12 months
Share repurchase (in shares)			5.6
Value of shares repurchased	123,838,000		$ 19,600,000